Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	CLEAR CHANNEL COMMUNICATIONS INC
Entity Central Index Key	0000739708
Entity Filer Category	Non-accelerated Filer